Business Combinations - Schedule of Reconciliation of Purchase Price to the Capital Contribution (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Jul. 16, 2019
Business Acquisition [Line Items]
Transaction costs paid from proceeds	$ 400	$ 400
Definitive Holdco [Member]
Business Acquisition [Line Items]
Total purchase price			$ 1,699,612
Transaction costs paid from proceeds			4,004
Less Debt Financing			436,359
Capital Contribution			$ 1,267,257